Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (12,829,206)	$ (1,802,108)	¥ (1,284,172)	¥ (993,937)